Business Segment Information (Schedule Of Total Assets By Reportable Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total Conolidated Assets	$ 3,230,374	$ 2,862,202	$ 2,109,664
Pipeline Transportation [Member]
Segment Reporting Information [Line Items]
Total Conolidated Assets	460,012	437,912	325,189
Offshore Pipeline Transportation [Member]
Segment Reporting Information [Line Items]
Total Conolidated Assets	645,668	637,323	565,463
Refinery Services [Member]
Segment Reporting Information [Line Items]
Total Conolidated Assets	403,703	417,121	414,170
Marine Transportation [Member]
Segment Reporting Information [Line Items]
Total Conolidated Assets	745,128	529,914	276,736
Supply And Logistics [Member]
Segment Reporting Information [Line Items]
Total Conolidated Assets	907,189	782,547	473,611
Other Assets [Member]
Segment Reporting Information [Line Items]
Total Conolidated Assets	$ 68,674	$ 57,385	$ 54,495